LOANS - Interest income by portfolio (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)		Dec. 31, 2016 COP ($)
Disclosure of loans and receivables [Line Items]
Total interest income by portfolio	$ 5,351.4		$ 17,390,615	$ 17,899,967	[2]	$ 16,665,516	[2]
Commercial loans
Disclosure of loans and receivables [Line Items]
Total interest income by portfolio			7,559,392	8,420,789		8,100,635
Consumer
Disclosure of loans and receivables [Line Items]
Total interest income by portfolio			8,280,113	8,087,403		7,312,009
Mortgage
Disclosure of loans and receivables [Line Items]
Total interest income by portfolio			1,442,638	1,278,001		1,135,929
Microcredit
Disclosure of loans and receivables [Line Items]
Total interest income by portfolio			$ 108,472	$ 113,774		$ 116,943

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.